Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating revenues(Notes 3 and 18):
Fixed voice related services	¥ 1,233,885	¥ 1,329,963	¥ 1,441,383
Mobile voice related services	865,293	837,818	872,062
IP / packet communications services	3,808,972	3,757,846	3,672,157
Sale of telecommunication equipment	806,493	953,022	996,996
System integration	3,041,587	3,063,501	2,691,766
Other	1,634,786	1,598,847	1,420,953
Operating revenues, Total	11,391,016	11,540,997	11,095,317
Operating expenses(Notes 3, 18 and 20):
Cost of services (excluding items shown separately below)	2,487,588	2,458,057	2,434,870
Cost of equipment sold (Note 2) (excluding items shown separately below)	879,725	970,478	948,903
Cost of system integration (excluding items shown separately below)	2,161,007	2,197,506	1,900,319
Depreciation and amortization (Notes 2, 10 and 18)	1,462,235	1,766,325	1,827,998
Impairment losses
Goodwill (Notes 2, 10 and 18)	53,294	4,719	3,464
Other (Notes 2, 7, 10 and 18)	20,558	28,002	38,739
Selling, general and administrative expenses (Note 20)	2,786,820	2,767,761	2,856,458
Operating expenses, Total	9,851,227	10,192,848	10,010,751
Operating income(Note 18)	1,539,789	1,348,149	1,084,566
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(37,761)	(41,670)	(44,016)
Interest income	17,753	17,708	18,398
Other, net (Notes 9, 21 and 22)	7,988	5,072	7,681
Nonoperating income (expense), Total	(12,020)	(18,890)	(17,937)
Income before income taxes and equity in earnings (losses) of affiliated companies	1,527,769	1,329,259	1,066,629
Income tax expense (benefit) (Note 13):
Current	472,711	457,674	364,845
Deferred	(4,341)	(102,849)	32,504
Income tax expense (benefit), Total	468,370	354,825	397,349
Income before equity in earnings (losses) of affiliated companies	1,059,399	974,434	669,280
Equity in earnings (losses) of affiliated companies (Notes 8 and 18)	(21)	5,772	5,889
Net income	1,059,378	980,206	675,169
Less-Net income attributable to noncontrolling interests	259,249	242,468	157,103
Net income attributable to NTT	¥ 800,129	¥ 737,738	¥ 518,066
Per share of common stock (Note 16):
Weighted average number of shares outstanding	2,046,678,144	2,105,782,828	2,187,360,018
Net income attributable to NTT	¥ 390.94	¥ 350.34	¥ 236.85
Cash dividends to be paid to shareholders of record date	¥ 120.00	¥ 110.00	¥ 90.00